As filed with the Securities and Exchange Commission on October 28, 2010
1933 Act Registration No. 333-145531
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 12 /X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 146 /X/

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln ChoicePlus Assurance (A Share/Class)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on November 15, 2010, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III, American Legacy III B Class
American Legacy III C Share, American Legacy III View
American Legacy Design, American Legacy Shareholder’s Advantage
American Legacy Shareholder’s Advantage A Class

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM Access
Lincoln ChoicePlusSM II, Lincoln ChoicePlusSM II Access, Lincoln ChoicePlusSM II Advance
Lincoln ChoicePlusSM Assurance (A Share), Lincoln ChoicePlusSM Assurance (A Class)
Lincoln ChoicePlusSM Assurance (B Share), Lincoln ChoicePlusSM Assurance (B Class)
Lincoln ChoicePlusSM Assurance (C Share),  Lincoln ChoicePlusSM Assurance (L Share)
Lincoln ChoicePlusSM Design

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines a change to the Lincoln Lifetime IncomeSM Advantage 2.0 rider discussion that was provided in a prospectus supplement dated September 13, 2010. This change is effective for all contractowners beginning November 15, 2010. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Beginning November 15, 2010, contractowners who have declined an automatic step-up under the Lincoln Lifetime IncomeSM Advantage 2.0 rider will continue to receive a 5% Enhancement during the first five rider years. This change results in the following revisions to the September 13, 2010 supplement:

Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge. The following paragraph replaces in its entirety the third paragraph in the Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge section of the prospectus supplement:

The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary.  If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change.  If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up. By opting out of an Automatic Annual Step-up you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0. The following paragraph replaces in its entirety the sixth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 section of the prospectus supplement:

If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year.  In order to be eligible to receive further 5% Enhancements the contractowner/annuitant (single life option), or the contractowner and spouse (joint life option) must still be living and be under age 86.

The following paragraph replaces in its entirety the fourth paragraph of The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 – Automatic Annual Step-ups of the Income Base section of the prospectus supplement:

If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the charge could increase to the then current charge on any 5% Enhancements after the 10th Benefit Year Anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. You may not opt-out of the Automatic Annual Step-up if an additional purchase payment made during that Benefit Year caused the charge for the rider to increase to the current charge.

Please refer to the September 13, 2010 supplement for complete details of the Lincoln Lifetime IncomeSM Advantage 2.0 rider.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM Assurance A Share, Lincoln ChoicePlusSM Assurance B Share
Lincoln ChoicePlusSM Assurance C Share, Lincoln ChoicePlusSM Assurance L Share
Lincoln ChoicePlusSM Assurance Bonus, Lincoln ChoicePlusSM Assurance Design

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines changes to the investment options and tax provisions of your Lincoln ChoicePlusSM individual annuity contract that will be effective November 15, 2010. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: Effective November 15, 2010, the following funds will be available as new investment options according to the date your contract was purchased.

If your contract was purchased on or after November 15, 2010:

•	LVIP American Global Growth Fund (Service Class II)
•	LVIP American Global Small Capitalization Fund (Service Class II)
•	LVIP American Growth Fund (Service Class II)
•	LVIP American Growth-Income Fund (Service Class II)
•	LVIP American International Fund (Service Class II)
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class)
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)
•	LVIP J.P. Morgan High Yield Fund (Service Class)
•	LVIP SSgA Conservative Index Allocation Fund (Service Class)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class)
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class)

If your contract was purchased prior to November 15, 2010:

•	LVIP BlackRock Inflation Protected Bond Fund (Service Class)
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)
•	LVIP J.P. Morgan High Yield Fund (Service Class)
•	LVIP SSgA Conservative Index Allocation Fund (Service Class)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class)
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class)

900548 v5 NY CPA

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Global Growth Fund (Service Class II) 1, 2	0.54%	0.55%	0.15%	0.00%	1.24%	-0.03%	1.21%
LVIP American Global Small Capitalization Fund (Service Class II) 1, 2	0.72	0.55	0.24	0.00	1.51	-0.10	1.41
LVIP American Growth Fund (Service Class II) 1, 2	0.33	0.55	0.26	0.00	1.14	-0.14	1.00
LVIP American Growth-Income Fund (Service Class II) 1, 2	0.28	0.55	0.25	0.00	1.08	-0.14	0.94
LVIP American International Fund (Service Class II) 1, 2	0.50	0.55	0.17	0.00	1.22	-0.03	1.19
LVIP BlackRock Inflation Protected Bond Fund (Service Class)3	0.45	0.25	0.11	0.00	0.81	0.00	0.00
LVIP Delaware Diversified Floating Rate Fund (Service Class)3, 4	0.60	0.25	0.45	0.00	1.30	-0.25	1.05
LVIP J.P. Morgan High Yield Fund (Service Class)3, 5	0.65	0.25	0.19	0.00	1.09	-0.02	1.07
LVIP SSgA Conservative Index Allocation Fund (Service Class) 3,6	0.25	0.25	1.05	0.40	1.95	-1.10	0.85
LVIP SSgA Moderate Index Allocation Fund (Service Class)3,6	0.25	0.25	0.55	0.40	1.45	-0.60	0.85
LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class) 3,6	0.25	0.25	1.05	0.41	1.96	-1.10	0.86

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP SSgA Conservative Structured Allocation Fund (Service Class) 3,6	0.25%	0.25%	0.14%	0.42%	1.06%	-0.19%	0.87%
LVIP SSgA Moderate Structured Allocation Fund (Service Class) 3,6	0.25	0.25	0.10	0.43	1.03	-0.15	0.88
LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class) 3,6	0.25	0.25	0.27	0.42	1.19	-0.32	0.87
1The “Management Fee” includes the investment management fee payable by the Master Fund. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by the Master Fund and estimated amounts for the Feeder Fund for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of average daily net assets. The agreement will continue at least through April 30, 2011.
3”Other Expenses” are based on estimated amounts for the current fiscal year.
4Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The agreement will continue at least through April 30, 2011.
5Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.07% of average daily net assets. The agreement will continue at least through April 30, 2011.
6Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP American Global Growth Fund: Long-term growth of capital; a master-feeder fund.
•	LVIP American Global Small Capitalization Fund: Long-term growth of capital; a master-feeder fund.
•	LVIP American Growth Fund: Growth of capital; a master-feeder fund.
•	LVIP American Growth-Income Fund: Long-term growth of capital and income; a master-feeder fund.
•	LVIP American International Fund: Long-term growth of capital; a master-feeder fund.
•	LVIP BlackRock Inflation Protected Bond Fund: Real return.
(Subadvised by BlackRock Financial Management, Inc.)
•	LVIP Delaware Diversified Floating Rate Fund: Total return.
(Subadvised by Delaware Management Company)*
•	LVIP J.P. Morgan High Yield Fund: High level of current income.
(Subadvised by J.P. Morgan Investment Management, Inc.)
•	LVIP SSgA Conservative Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Conservative Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund: Current income with growth of capital; a fund of funds.

* Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.

For additional information about these funds, please refer to the funds’ prospectuses included in this mailing.

Fund Closings: For contracts purchased on or after November 15, 2010, the funds listed below will be unavailable as investment options:

•	American Century VP Inflation Protection Fund
•	American Funds Growth Fund
•	American Funds Global Growth Fund
•	American Funds Growth-Income Fund
•	American Funds Global Small Capitalization Fund
•	American Funds International Fund
•	Delaware VIP High Yield Series

Asset Allocation Models:  The following asset allocation models will be unavailable for contracts issued on or after November 15, 2010: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model, Lincoln SSgA Aggressive Index Model, Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln Structured Aggressive Model.

If your contract was purchased prior to November 15, 2010, you will continue to have access to the asset allocation models and investment strategy that were available on the day you bought your contract.

Investment Requirements:  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements.

The following changes are applicable to Investment Requirements as of January 20, 2009 and prior to June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements as of January 20, 2009 and prior to June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The DWS Alternative Asset Allocation Plus VIP Portfolio, the PIMCO VIT CommodityRealReturn® Strategy, the LVIP SSgA Emerging Markets 100 Fund, the AllianceBernstein VPS Global Thematic Growth Portfolio, the Delaware VIP REIT Series and the Delaware VIP Emerging Markets Series and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Franklin Income Securities Fund
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

The following changes are applicable to Investment Requirements Beginning June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements Beginning June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The PIMCO VIT CommodityRealReturn® Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protection Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

Federal Tax Matters. The following paragraph is added as a new sub-section to the Federal Tax Matters – Nonqualified Annuities section of your prospectus, and inserted immediately following the sub-section titled Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts:

Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010.  This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold.  Unearned income includes the taxable portion of distributions that you take from your annuity contract.  The tax is effective for tax years after December 31, 2012.  Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM Assurance A Class
Lincoln ChoicePlusSM Assurance B Class

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010, as supplemented

This Supplement outlines changes to the investment options and tax provisions of your Lincoln ChoicePlusSM individual annuity contract that will be effective November 15, 2010. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Additions: Effective November 15, 2010, the following funds will be available as new investment options.

•	LVIP BlackRock Inflation Protected Bond Fund (Service Class)
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)
•	LVIP J.P. Morgan High Yield Fund (Service Class)
•	LVIP SSgA Conservative Index Allocation Fund (Service Class)
•	LVIP SSgA Moderate Index Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class)
•	LVIP SSgA Conservative Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderate Structured Allocation Fund (Service Class)
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class)

The following table shows the estimated expenses of each fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP BlackRock Inflation Protected Bond Fund (Service Class)1	0.45%	0.25%	0.11%	0.00%	0.81%	0.00%	0.00%
LVIP Delaware Diversified Floating Rate Fund (Service Class)1,2	0.60	0.25	0.45	0.00	1.30	-0.25	1.05
LVIP J.P. Morgan High Yield Fund (Service Class)1,3	0.65	0.25	0.19	0.00	1.09	-0.02	1.07
LVIP SSgA Conservative Index Allocation Fund (Service Class) 1,4	0.25	0.25	1.05	0.40	1.95	-1.10	0.85
LVIP SSgA Moderate Index Allocation Fund (Service Class)1,4	0.25	0.25	0.55	0.40	1.45	-0.60	0.85
	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class) 1,4	0.25%	0.25%	1.05%	0.41%	1.96%	-1.10%	0.86%
LVIP SSgA Conservative Structured Allocation Fund (Service Class) 1,4	0.25%	0.25%	0.14%	0.42%	1.06%	-0.19%	0.87%
LVIP SSgA Moderate Structured Allocation Fund (Service Class) 1,4	0.25	0.25	0.10	0.43	1.03	-0.15	0.88
LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class) 1,4	0.25	0.25	0.27	0.42	1.19	-0.32	0.87
1”Other Expenses” are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The agreement will continue at least through April 30, 2011.
3Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.07% of average daily net assets. The agreement will continue at least through April 30, 2011.
4Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund’s Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.

The following fund descriptions are added to the Investments of the Variable Account – Description of the Funds section of your prospectus.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

•	LVIP BlackRock Inflation Protected Bond Fund: Real return.
(Subadvised by BlackRock Financial Management, Inc.)
•	LVIP Delaware Diversified Floating Rate Fund: Total return.
(Subadvised by Delaware Management Company)*
•	LVIP J.P. Morgan High Yield Fund: High level of current income.
(Subadvised by J.P. Morgan Investment Management, Inc.)
•	LVIP SSgA Conservative Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Conservative Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderate Structured Allocation Fund: Current income with growth of capital; a fund of funds.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund: Current income with growth of capital; a fund of funds.

* Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the “Macquarie Group”) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.

For additional information about these funds, please refer to the funds’ prospectuses included in this mailing.

Fund Closings: For contracts purchased on or after November 15, 2010, the funds listed below will be unavailable as investment options:

•	American Century VP Inflation Protection Fund
•	Delaware VIP High Yield Series

Asset Allocation Models:  The following asset allocation models will be unavailable for contracts issued on or after November 15, 2010: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model, Lincoln SSgA Aggressive Index Model, Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Aggressive Model.

If your contract was purchased prior to November 15, 2010, you will continue to have access to the asset allocation models and investment strategy that were available on the day you bought your contract.

Investment Requirements:  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements.

The following changes are applicable to Investment Requirements as of January 20, 2009 and prior to June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements as of January 20, 2009 and prior to June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The DWS Alternative Asset Allocation Plus VIP Portfolio, the PIMCO VIT CommodityRealReturn® Strategy, the LVIP SSgA Emerging Markets 100 Fund, the AllianceBernstein VPS Global Thematic Growth Portfolio, the Delaware VIP REIT Series, the Delaware VIP Emerging Markets Series and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Franklin Income Securities Fund
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund
•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1 or Group 2 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

The following changes are applicable to Investment Requirements Beginning June 30, 2009:

The following funds will be available in “Group 1 – Investments must be at least 30% of contract value or Account Value” of the Investment Requirements listed under each Option:

•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund.

The following discussion replaces the final two paragraphs of the Investment Requirements Beginning June 30, 2009 section of your prospectus.

To satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds on the following list; however, if you allocate less than 100% of contract value to or among these funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The PIMCO VIT CommodityRealReturn® Strategy Portfolio, the Franklin Templeton Founding Investment Strategy and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.

•	American Century VP Inflation Protection
•	BlackRock Global Allocation VI Fund
•	Delaware VIP Diversified Income Series
•	Delaware VIP Limited-Term Diversified Income Series
•	FTVIPT Templeton Global Bond Securities Fund
•	LVIP BlackRock Inflation Protection Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Global Income Fund
•	LVIP SSgA Bond Index Fund
•	LVIP SSgA Global Tactical Allocation Fund
•	LVIP SSgA Conservative Index Allocation Fund
•	LVIP SSgA Conservative Structured Allocation Fund

•	LVIP SSgA Moderate Index Allocation Fund
•	LVIP SSgA Moderate Structured Allocation Fund
•	LVIP SSgA Moderately Aggressive Index Allocation Fund
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund
•	LVIP Wilshire 2010 Profile Fund
•	LVIP Wilshire 2020 Profile Fund
•	LVIP Wilshire Conservative Profile Fund
•	LVIP Wilshire Moderate Profile Fund
•	LVIP Wilshire Moderately Aggressive Profile Fund
•	MFS VIT Total Return Series

To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 subaccounts as described above. These models are not available for contracts purchased on or after November 15, 2010.

Federal Tax Matters. The following paragraph is added as a new sub-section to the Federal Tax Matters – Nonqualified Annuities section of your prospectus, and inserted immediately following the sub-section titled Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts:

Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010.  This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold.  Unearned income includes the taxable portion of distributions that you take from your annuity contract.  The tax is effective for tax years after December 31, 2012.  Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Please retain this Supplement for future reference.

Lincoln Life & Annuity Company of New York

Lincoln New York Account N for Variable Annuities
ChoicePlus Assurance (A Share)
ChoicePlus Assurance (A Class)

Supplement dated November 15, 2010 to the Prospectus dated May 1, 2010

This Supplement outlines a change to the prospectus for your individual variable annuity contract. It is for informational purposes and requires no action on your part.

The changes outlined below apply only to contracts purchased on or after November 15, 2010. The provisions outlined in your May 1, 2010 prospectus continue to apply to all contracts purchased before that date.

Charges and Other Deductions -- Sales Charge

A front-end load, or sales charge, will be applied to all initial and subsequent gross purchase payments that you make.  We deduct the sales charge from each gross purchase payment before it is allocated to a subaccount and/or fixed account. The sales charge is a percentage of each gross purchase payment and is based on the owner’s investment amount at the time each gross purchase payment is made.

For contracts purchased on or after November 15, 2010, the sales charge is calculated according to the following scale. This table replaces the table in the Sales Charge section of your May 1, 2010 prospectus.

Owner’s Investment	Sales Charge
$0 - $49,999 ……..…………...…	5.50%
$50,000 - $99,999 ………………	4.50%
$100,000 - $249,999 ……………	3.50%
$250,000 - $499,999 ……………	2.50%
$500,000 - $999,999 ……………	2.00%
$1,000,000 or greater …………...	1.00%

The sales charge will be waived for contracts purchased as part of a fee-based financial plan.

Please retain this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlus Assurance Suite
Lincoln ChoicePlus Design

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlus Assurance Suite
Lincoln ChoicePlus Design

Supplement dated November 15, 2010
 to the Statement of Additional Information dated May 1, 2010

This supplement outlines a change to your variable annuity contract for contracts purchased on or after November 15, 2010.  This supplement is for informational purposes and requires no action on your part.

Additional Services – Dollar Cost Averaging (DCA): The minimum amount allowed for dollar cost averaging will be changed for contracts purchased on or after November 15, 2010. The sentence below replaces the third sentence of the first paragraph under the heading “Dollar Cost Averaging” in the Additional Services section of the Statement of Additional Information.

The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any period between six and 60 months.

All other provisions regarding dollar cost averaging as outlined the Statement of Additional Information remain unchanged. For a free copy of the Statement of Additional Information, please contact Lincoln Life Customer Service at the phone number listed in your prospectus.

Please retain this Supplement for future reference.

PART A

The prospectuses for the ChoicePlus Assurance (A Share/Class) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-145531) filed on April 16, 2010.

Supplement to the prospectus for the ChoicePlus Assurance (A Class) variable annuity contract is incorporated herein by reference to 497 Filing (File No. 333-145531) filed on June 4, 2010.

Supplement to the prospectus for the ChoicePlus Assurance (A Class) variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-145531) filed on June 30, 2010.

Supplement to the prospectus for the ChoicePlus Assurance (A Share/Class) variable annuity contract is incorporated herein by reference to 497 Filing (File No. 333-145531) filed on August 2, 2010.

Supplement to the prospectuses for the ChoicePlus Assurance (A Share/Class) variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-145531) filed on August 26, 2010 and definitive 497 filing filed on September 13, 2010.

Supplement to the prospectuses for the ChoicePlus Assurance (A Share/Class) variable annuity contract is incorporated herein by reference to 497 Filing (File No. 333-145531) filed on October 1, 2010.

PART B

The Statements of Additional Information for the ChoicePlus (A Share/Class) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-145531) filed on April 16, 2010.

Lincoln New York Account N for Variable Annuities

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-145531) filed on April 16, 2010.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-145531) filed on April 16, 2010:

Statement of Assets and Liabilities - December 31, 2009
Statement of Operations - Year ended December 31, 2009
Statements of Changes in Net Assets - Years ended December 31, 2009 and 2008
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-145531) filed on April 16, 2010:

Balance Sheets - Years ended December 31, 2009 and 2008
Statements of Income - Years ended December 31, 2009, 2008, and 2007
Statements of Shareholder’s Equity - Years ended December 31, 2009, 2008, and 2007
Statements of Cash Flows - Years ended December 31, 2009, 2008, and 2007
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

	(b)	Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

	(c)	Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982) filed on September 8, 2000.

(2)	Not Applicable

(3)
(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(b)	Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

	(c)	Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

	(d)	ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-91182) filed on April 21, 2004.

(4)	(a) Variable Annuity Contract (30070-A-NY 5/03) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

	(b)	IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

(c)	Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-91182) filed on April 17, 2003.

(d)	Variable Annuity Rider (32793-BNY) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333- 91182) filed on September 23, 2003.

(e)	Variable Annuity Rider (32793HWM-N-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-91182) filed on December 20, 2004.

(f)	Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333- 135638) filed on November 7, 2006.

(g)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(h)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(i)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(j)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(k)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

(l)	Variable Annuity Payment Option Rider (I4LA-Q 10/07) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(m)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No.

	22	(File No. 333-40937) filed on April 18, 2006.

(n)	Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(o)	Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(p)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(q)	Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(r)	Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(s)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(t)	Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(u)	Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(v) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8-10 NY)

(w) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8-10 NY)

(x) Contract Benefit Data (CBD 8-10 NY)

(y) Variable Annuity Payment Option Rider (I4LA-NQ 8-10 NY Rev 09-02)

(z) Variable Annuity Payment Option Rider (I4LA-Q 8-10 NY Rev 09-02)

(5)	(a) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-145531) filed on April 16, 2010.

	(b)	Application for Fee-Based product (CPAAFB-NY 11/07) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-145531) filed on April 9, 2008.

(6)
Articles of Incorporation and By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post- Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(7)
(b) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incor- porated herein by reference to Post-Effective Amendment No. 9 (File no. 333-141758) filed on April 7, 2010.

(b)
Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Lim- ited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File no. 333-141758) filed on April 7, 2010.

(8)
(a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Reg- istration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

	(b)	Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

		(i)	AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

		(ii)	American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

		(iii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

		(iv)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333- 155333) filed on April 1, 2010.

		(v)	Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

		(vi)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

		(vii)	Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.

		(viii)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

		(ix)	Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

		(x)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

		(xi)	Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

		(xii)	Van Kampen Universal Institutional Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

		(xiii)	DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333- 155333) filed on April 1, 2010.

		(xiv)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

		(xv)	PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

	(c)	Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

		(i)	American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

		(ii)	American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

		(iii)	BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

		(iv)	Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

		(v)	Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

		(vi)	Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No.

			1	(File No. 333-149449) filed on November 26, 2008.

		(vii)	Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

		(viii)	MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333- 36304) filed on May 29, 2008.

		(ix)	Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

		(x)	American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(9)
Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b)
Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amemdment No. 9 (File No. 333-145531) filed on April 16, 2010.

(11)	Not Applicable

(12)	Not Applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-145531) filed on August 26, 2010.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York’s executive officers.

Name	Positions and Offices with Depositor

Charles C. Cornelio*****	Executive Vice President, Chief Administrative Officer and Director
Frederick J. Crawford***	Executive Vice President, Chief Financial Officer and Director
Robert W. Dineen***	Director
C. Phillip Elam, II*****	Senior Vice President and Chief Investment Officer
Dennis R. Glass***	President and Director
George W. Henderson, III	Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen*****	Senior Vice President and Director
M. Leanne Lachman	Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia	Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Patrick S. Pittard	Director
20 Cates Ridge
Atlanta, GA 30327
Larry A. Samplatsky****	Vice President and Chief Compliance Officer
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Rise’ C.M. Taylor**	Vice President and Treasurer

       *Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
     **Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ***Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ****Principal business address is 350 Church Street, Hartford, CT 06103
*****Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of July 31, 2010 there were 7,202 contract owners under Account N.

Item 28. Indemnification

(a)	Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas P. O’Neill*	Vice President and Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Con- tract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d)
Lincoln New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln New York.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action let- ter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 28th day of October, 2010.

Lincoln New York Account N for Variable Annuities (Registrant)
Lincoln ChoicePlus Assurance (A Share/Class)

By:        LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)

By:/s/Delson R. Campbell
Delson R. Campbell
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

/s/Brian A. Kroll
Brian A. Kroll
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 28, 2010.

Signature	Title
*	President
Dennis R. Glass	(Principal Executive Officer)
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President, Chief Administrative Officer and Direc-
Charles C. Cornelio	tor
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam II
*	Director
Robert W. Dineen
*	Director
George W. Henderson, III
*	Director
Mark E. Konen
*	Director
M. Leanne Lachman
*	Director
Louis G. Marcoccia
*	Director
Patrick S. Pittard
*By:/s/Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell